On December 8, 2023 Form N-CEN for Morgan Stanley ETF Trust is being amended to update item C.15 for Calvert US Large-Cap Core Responsible Index ETF, Calvert International Responsible Index ETF, Calvert US Mid-Cap Core Responsible Index ETF Calvert Ultra-Short Investment Grade ETF, Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF and Calvert US Select Equity ETF. There are no other changes to its prior filing.